Related party transactions	6 Months Ended
Jun. 30, 2020
Related party transactions
Related party transactions

16. Related party transactions

The Directors and Officers have authority and responsibility for planning, directing and controlling the activities of the Company and they therefore comprise key management personnel as defined by IAS 24 ("Related Party Disclosures").

During the six months ended June 30, 2020, Dr. Jan-Anders Karlsson, the Company’s former CEO, and Piers Morgan, the Company’s former CFO, resigned and were replaced by Dr. David Zaccardelli as CEO and President, and Mark Hahn as CFO.

Dr. Jan-Anders Karlsson’s severance agreement included severance pay equal to £479,160, a cash bonus of £40,000, a payment as compensation of termination of employment of £100,000 and base salary in lieu of notice of £363,000. Other benefits included continued medical and life insurance and continued pension contributions.

Piers Morgan’s severance agreement included severance pay equal to £123,930 as payment in lieu of notice, a cash bonus of £82,620, ex gratia compensation of £30,000 and £40,000 additional compensation for termination of employment.

Pursuant to the terms of his employment agreement Dr. Zaccardelli is entitled to receive an annual base salary of $750,000, payable $250,000 in cash and $500,000 in restricted stock units, and a target annual bonus opportunity of 50% of his annual base salary. Dr. Zaccardelli is also entitled to receive an award of restricted stock units, equal to 4% of the Company’s outstanding ordinary shares, and an additional award of restricted stock units if the Company raises additional equity capital during fiscal year 2020, which is intended to result in Dr. Zaccardelli’s equity awards (other than the portion of his base salary payable in restricted stock units) being equal to 4% of the Company’s outstanding ordinary shares on the applicable date of issuance. Following an equity capital raise in July, 2020, Dr. Zaccardelli is now entitled to this additional award (see note 17).

Pursuant to the terms of his employment agreement Mr. Hahn is entitled to receive an annual base salary of $500,000, payable $250,000 in cash and $250,000 in restricted stock units, and a target annual bonus opportunity of 50% of his annual base salary. Mr. Hahn is also entitled to receive an initial award of restricted stock units, equal to 3% of the Company’s outstanding ordinary shares and an award of restricted stock units equal to 1% of the Company’s outstanding ordinary share after six months of employment. He will also be entitled to an additional award of restricted stock units if the Company raises additional equity capital during fiscal year 2020, which is intended to result in Mr. Hahn’s equity awards (other than the portion of his base salary payable in restricted stock units) being equal to 4% of the Company’s outstanding ordinary shares on the applicable date of issuance. Following an equity capital raise in July 2020 Mr. Hahn is now entitled to this additional award (see note 17).

During the six months ended June 30, 2020, 178,192 and 89,096 RSUs that were issued to Dr. Zaccardelli and Mr. Hahn respectively vested. The shares were issued on May 12, 2020.